LIQUIDITY AND CAPITAL RESOURCES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LIQUIDITY AND CAPITAL RESOURCES

16. LIQUIDITY AND CAPITAL RESOURCES

Real defines capital as its equity. It is comprised of share premium, stock-based compensation reserves, deficit, other reserves, treasury stock, and no-controlling interests. The Company’s capital management framework is designed to maintain a level of capital that funds the operations and business strategies and builds long-term shareholder value.

The Company’s objective is to manage its capital structure in such a way as to diversify its funding sources, while minimizing its funding costs and risks. The Company sets the amount of capital in proportion to the risk and adjusts by considering changes in economic conditions and the characteristic risk of underlying assets. To maintain or adjust the capital structure, the Company may repurchase shares, return capital to shareholders, issue new shares or sell assets to reduce debt.

Real’s objective is met by retaining adequate liquidity to provide the possibility that cash flows from its assets will not be sufficient to meet operational, investing and financing requirements. There have been no changes to the Company’s capital management policies during the years ended December 31, 2023, and December 31, 2022.

The following table presents the Company’s liquidity (in thousands):

	For the Year Ended
	December 31, 2023	December 31, 2022
Cash	14,707	10,846
Other Receivables	63	74
Investments in Financial Assets	14,222	7,892
Total	28,992	18,812

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023 and 2022